Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 40,359	$ 36,006
Fair value of derivative instruments	46,802	2,533
Amounts held in escrow in connection with acquisitions	2,500	2,500
Value added tax	13,332	10,605
Other receivables	10,778	14,646
Prepaid expenses and other current assets	$ 113,771	$ 66,290